Subsequent Events (Details) - USD ($)									3 Months Ended	6 Months Ended
		Jan. 15, 2025	Nov. 07, 2024	Nov. 06, 2024	Nov. 05, 2024	Jun. 25, 2024	Jun. 18, 2024	May 06, 2024	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Subsequent Events [Line Items]
Market value of publicly held shares	[1]								$ 2,324,696
Aggregate amount of line of credit								$ 25,000,000
Principal amount of notes										$ 3,000,000
Exercise price per share (in Dollars per share)												$ 5.71
Subsequent Event [Member]
Subsequent Events [Line Items]
Gross proceeds							$ 3,000,000
Net proceeds			$ 3,800,000		$ 7,630,000		3,600,000
Indemnification financing value			$ 0.2
Liability amounting				$ 408,351
Upfront payment percentage			50.00%
Market value of publicly held shares				$ 15,000,000
Issue of Common Stock against Atalaya note (in Shares)				1,100,000
Incurred indebtednes						$ 3,600,000
Principal amount of notes							$ 3,600,000
Warrants to purchase of aggregate shares (in Shares)							1,267,728
Exercise price per share (in Dollars per share)							$ 5.9161
Exercise price per share (in Dollars per share)							$ 0.1416
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Bear interest rate							15.00%
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Bear interest rate							20.00%
Forecast [Member]
Subsequent Events [Line Items]
Remaining percentage of total liability		50.00%
Aggregate share (in Shares)							1,267,728
Warrants to purchase of aggregate shares (in Shares)							52,966,102
Forecast [Member] | Orix Leasing & Financial Services India Limited [Member]
Subsequent Events [Line Items]
Interest rate		12.00%
Private Placement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Gross proceeds					$ 7,630,000
Other offering expenses			$ 1,120,000

[1]	125,121 (12,512,080 prior to Reverse Stock Split) shares were issued against Atalaya Note.